Concentrations (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2023 CNY (¥)
Concentrations [Line Items]
Prepaid balance (in Dollars)	$ 296,976
Cash and cash equivalent (in Dollars)	809,199	$ 1,669,235
Bank deposits	70,424			¥ 500,000
Cash and cash equivalents (in Dollars)	$ 430,000	$ 1,781,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentrations [Line Items]
Concentration Risk Percentage	44.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentrations [Line Items]
Concentration Risk Percentage	20.00%	48.00%	46.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Concentrations [Line Items]
Concentration Risk Percentage		23.00%	19.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentrations [Line Items]
Concentration Risk Percentage	48.00%	49.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Concentrations [Line Items]
Concentration Risk Percentage	13.00%	13.00%
Accounts Payable [Member] | Product Concentration Risk [Member] | One Vendor [Member]
Concentrations [Line Items]
Concentration Risk Percentage		37.00%
Supplier One [Member] | Revenue Benchmark [Member] | Product Concentration Risk [Member]
Concentrations [Line Items]
Concentration Risk Percentage	48.00%	50.00%	65.00%
Supplier [Member] | Revenue Benchmark [Member] | Supplier Concentration Risk [Member]
Concentrations [Line Items]
Concentration Risk Percentage	29.00%